Cover	Oct. 21, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	CROWN HOLDINGS, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-41550
Entity Tax Identification Number	75-3099507
Entity Address, Address Line One	14025 Riveredge Dr, Suite 300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33637
City Area Code	215
Local Phone Number	698-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	7 1/2% Debentures Due 2096
Trading Symbol	CCK96
Security Exchange Name	NYSE
Entity Central Index Key	0001219601
Amendment Flag	false
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock $5.00 Par Value
Trading Symbol	CCK
Security Exchange Name	NYSE